N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	RiverSource Variable Account 10
Entity Central Index Key	0001000191
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
RVS RAVA Apex Variable Annuity
Prospectus:
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value, Class I American Century Investment Management, Inc.	0.71%(1)
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value, Class II American Century Investment Management, Inc.	0.86%(1)
Seeks capital growth.	American Century VP International Fund, Class I American Century Investment Management, Inc.	1.09%(1)
Seeks capital growth.	American Century VP International Fund, Class II American Century Investment Management, Inc.	1.24%(1)
Seeks capital growth.	American Century VP Ultra Fund, Class II American Century Investment Management, Inc.	0.90%(1)

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
RVS RAVA Apex Variable Annuity | AmericanCenturyVPValueClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	American Century VP Value, Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
RVS RAVA Apex Variable Annuity | AmericanCenturyVPValueClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	American Century VP Value, Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
RVS RAVA Apex Variable Annuity | VpInternationalFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Name [Text Block]	American Century VP International Fund, Class I
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.09%
RVS RAVA Apex Variable Annuity | AmericanCenturyVPInternationalClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Name [Text Block]	American Century VP International Fund, Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.24%
RVS RAVA Apex Variable Annuity | VPUltraFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Name [Text Block]	American Century VP Ultra Fund, Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.90%